Note 14 - Total Future Capital Lease Obligations (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Remainder of 2016	$ 837,468
2017	837,811	$ 1,110,428
2018	143,796	837,811
	1,819,075	2,092,035
Less: interest expense	137,297	166,519
Total capital lease obligations	1,681,778	1,925,516
Current	1,003,951	992,690	$ 845,668
Long-term	$ 677,827	$ 932,826	$ 1,285,858